Schedule of Investments(a)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–48.69%
Aerospace & Defense–0.05%
L3Harris Technologies, Inc., 3.85%, 12/15/2026(b)	$600,000	$645,624
Moog, Inc., 5.25%, 12/01/2022(b)	105,000	106,575
Northrop Grumman Corp., 3.25%, 01/15/2028	300,000	313,139
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	321,000	340,371
TransDigm, Inc.,
6.50%, 07/15/2024	128,000	132,319
6.50%, 05/15/2025	216,000	224,910
Triumph Group, Inc., 7.75%, 08/15/2025	396,000	412,994
		2,175,932
Agricultural & Farm Machinery–0.01%
Titan International, Inc., 6.50%, 11/30/2023	582,000	483,302
Agricultural Products–0.00%
JBS Investments II GmbH, 5.75%, 01/15/2028(b)	200,000	210,950
Air Freight & Logistics–0.00%
XPO Logistics, Inc., 6.50%, 06/15/2022(b)	67,000	68,732
Airlines–3.91%
American Airlines Group, Inc., 5.00%, 06/01/2022(b)	3,631,000	3,798,207
American Airlines Pass Through Trust,
Series 2017-1, Class B, 4.95%, 02/15/2025	4,588,210	4,876,071
Series 2017-2, Class B, 3.70%, 10/15/2025	5,535,423	5,626,247
Series 2019-1, Class B, 3.85%, 02/15/2028	5,300,000	5,382,779
Series 2017-2, Class A, 3.60%, 10/15/2029	7,186,061	7,368,344
Series 2019-1, Class AA, 3.15%, 02/15/2032	9,198,000	9,460,484
Avianca Holdings S.A. (Colombia), 8.38%, 05/10/2020(b)	8,219,000	7,446,414
British Airways Pass Through Trust (United Kingdom),
Series 2019-1, Class A, 3.35%, 06/15/2029(b)	6,303,000	6,570,775
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	7,005,000	7,324,237
Delta Air Lines Pass Through Trust, Series 2019-1, Class A, 3.40%, 04/25/2024	2,033,000	2,121,054
	Principal Amount	Value
Airlines–(continued)
Delta Air Lines, Inc.,
2.88%, 03/13/2020	$4,744,000	$4,754,019
2.60%, 12/04/2020	8,050,000	8,081,448
3.40%, 04/19/2021	2,569,000	2,602,097
3.63%, 03/15/2022	7,899,000	8,091,298
3.80%, 04/19/2023	4,552,000	4,695,678
2.90%, 10/28/2024	18,176,000	18,013,868
3.75%, 10/28/2029	24,428,000	24,208,148
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, 4.20%, 11/15/2027	5,101,769	5,248,454
Latam Finance Ltd. (Chile), 7.00%, 03/01/2026(b)	225,000	239,259
Norwegian Air Shuttle ASA Pass Through Trust (Norway), Series 2016-1, Class B, 7.50%, 11/10/2023(b)	14,200,008	14,565,238
United Airlines Pass Through Trust,
Series 2019-2, Class B, 3.50%, 05/01/2028	6,642,000	6,745,873
Series 2018-1, Class AA, 3.50%, 03/01/2030	11,299,276	12,009,909
		169,229,901
Alternative Carriers–0.06%
CenturyLink, Inc.,
Series S, 6.45%, 06/15/2021	503,000	529,282
Series Y, 7.50%, 04/01/2024	776,000	874,940
Level 3 Financing, Inc.,
5.38%, 05/01/2025	837,000	868,379
5.25%, 03/15/2026	394,000	411,167
		2,683,768
Aluminum–0.10%
Alcoa Nederland Holding B.V., 6.75%, 09/30/2024(b)	350,000	369,247
PT Indonesia Asahan Aluminium (Persero) (Indonesia),
5.23%, 11/15/2021(b)	3,530,000	3,706,482
5.71%, 11/15/2023(b)	200,000	220,632
		4,296,361
Apparel Retail–0.07%
L Brands, Inc.,
5.63%, 02/15/2022	2,653,000	2,788,948
6.88%, 11/01/2035	302,000	265,790
6.75%, 07/01/2036	24,000	20,762
		3,075,500

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Apparel, Accessories & Luxury Goods–0.02%
Hanesbrands, Inc.,
4.63%, 05/15/2024(b)	$33,000	$34,815
4.88%, 05/15/2026(b)	588,000	626,874
		661,689
Asset Management & Custody Banks–0.33%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	660,000	704,259
Apollo Management Holdings L.P., 4.00%, 05/30/2024(b)	5,598,000	5,921,955
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(b)	3,581,000	4,415,512
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	2,866,000	3,356,570
		14,398,296
Auto Parts & Equipment–0.14%
Adient Global Holdings Ltd., 4.88%, 08/15/2026(b)	200,000	171,005
Ashtead Capital, Inc. (United Kingdom), 4.00%, 05/01/2028(b)	4,845,000	4,875,281
Dana, Inc., 5.38%, 11/15/2027	177,000	179,690
Flexi-Van Leasing, Inc., 10.00%, 02/15/2023(b)	205,000	196,288
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. (Canada),
6.25%, 05/15/2026(b)	162,000	172,227
8.50%, 05/15/2027(b)	214,000	219,088
Tenneco, Inc., 5.00%, 07/15/2026	207,000	178,077
		5,991,656
Automobile Manufacturers–2.15%
Ford Motor Credit Co. LLC,
2.68%, 01/09/2020	5,293,000	5,294,540
5.09%, 01/07/2021	12,522,000	12,809,501
3.81%, 10/12/2021	8,681,000	8,809,283
5.60%, 01/07/2022	7,258,000	7,631,228
5.58%, 03/18/2024	14,479,000	15,498,269
General Motors Co., 4.88%, 10/02/2023	370,000	399,116
General Motors Financial Co., Inc.,
2.86%, (3 mo. USD LIBOR + 0.85%), 04/09/2021(c)	6,385,000	6,390,255
3.55%, 07/08/2022	9,923,000	10,189,069
Hyundai Capital America,
4.30%, 02/01/2024(b)	10,293,000	10,861,556
3.50%, 11/02/2026(b)	5,653,000	5,698,219
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	647,000	676,663
Toyota Motor Corp. (Japan), 3.42%, 07/20/2023	300,000	314,578
	Principal Amount	Value
Automobile Manufacturers–(continued)
Volkswagen Group of America Finance LLC (Germany),
2.84%, (3 mo. USD LIBOR + 0.94%), 11/12/2021(b)(c)	$7,881,000	$7,947,164
3.20%, 09/26/2026(b)	613,000	626,237
		93,145,678
Automotive Retail–0.04%
Lithia Motors, Inc., 5.25%, 08/01/2025(b)	85,000	88,010
O’Reilly Automotive, Inc., 3.90%, 06/01/2029	700,000	768,347
Penske Automotive Group, Inc., 5.50%, 05/15/2026	627,000	659,806
		1,516,163
Biotechnology–1.56%
AbbVie, Inc.,
2.30%, 11/21/2022(b)	24,900,000	24,958,852
2.60%, 11/21/2024(b)	30,546,000	30,719,230
3.20%, 11/21/2029(b)	11,618,000	11,809,969
		67,488,051
Brewers–0.01%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 3.65%, 02/01/2026	485,000	520,556
Broadcasting–0.04%
AMC Networks, Inc.,
5.00%, 04/01/2024	155,000	155,969
4.75%, 08/01/2025	262,000	260,690
CBS Corp., 3.50%, 01/15/2025	275,000	286,295
Discovery Communications LLC, 5.20%, 09/20/2047	365,000	415,985
Gray Television, Inc., 7.00%, 05/15/2027(b)	199,000	220,855
iHeartCommunications, Inc., 8.38%, 05/01/2027	330,000	360,466
TV Azteca, S.A.B. de C.V. (Mexico), 8.25%, 08/09/2024	265,000	218,072
		1,918,332
Building Products–0.03%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	125,000	128,481
Owens Corning, 4.20%, 12/01/2024	500,000	527,178
Standard Industries, Inc.,
6.00%, 10/15/2025(b)	486,000	509,688
5.00%, 02/15/2027(b)	206,000	214,203
		1,379,550
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Cable & Satellite–1.28%
Altice Financing S.A. (Luxembourg),
6.63%, 02/15/2023(b)	$200,000	$204,998
7.50%, 05/15/2026(b)	400,000	426,490
Altice Luxembourg S.A. (Luxembourg), 10.50%, 05/15/2027(b)	210,000	238,670
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 09/01/2023	245,000	250,849
5.75%, 02/15/2026(b)	2,134,000	2,258,908
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp.,
4.46%, 07/23/2022	265,000	278,045
4.91%, 07/23/2025	260,000	285,250
5.38%, 04/01/2038	5,235,000	5,941,683
5.38%, 05/01/2047	4,585,000	5,112,383
Comcast Corp.,
3.95%, 10/15/2025	4,479,000	4,889,627
4.60%, 10/15/2038	5,889,000	7,073,695
3.25%, 11/01/2039	2,370,000	2,410,355
3.40%, 07/15/2046	500,000	512,834
3.45%, 02/01/2050	9,815,000	10,092,869
Cox Communications, Inc., 3.35%, 09/15/2026(b)	4,933,000	5,124,822
CSC Holdings, LLC,
7.75%, 07/15/2025(b)	395,000	424,625
10.88%, 10/15/2025(b)	500,000	563,437
5.50%, 05/15/2026(b)	200,000	211,746
5.75%, 01/15/2030(b)	226,000	238,712
DISH DBS Corp., 5.88%, 11/15/2024	576,000	576,720
Globo Comunicacao E Participacoes S.A. (Brazil), 5.13%, 03/31/2027(b)	267,000	278,522
Sirius XM Radio, Inc.,
4.63%, 07/15/2024(b)	5,296,000	5,560,800
5.38%, 07/15/2026(b)	655,000	693,498
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	400,000	426,800
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	200,000	202,464
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(b)	700,000	737,487
VTR Finance B.V. (Chile), 6.88%, 01/15/2024(b)	224,000	229,973
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(b)	250,000	265,281
		55,511,543
Casinos & Gaming–0.18%
Boyd Gaming Corp.,
6.38%, 04/01/2026	175,000	187,219
6.00%, 08/15/2026	136,000	145,227
4.75%, 12/01/2027(b)	5,375,000	5,442,886
	Principal Amount	Value
Casinos & Gaming–(continued)
MGM Resorts International,
7.75%, 03/15/2022	$110,000	$123,613
6.00%, 03/15/2023	485,000	534,713
4.63%, 09/01/2026	377,000	397,587
Scientific Games International, Inc., 10.00%, 12/01/2022	320,000	328,800
Studio City Finance Ltd. (Macau), 7.25%, 02/11/2024(b)	200,000	210,748
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	468,000	500,170
		7,870,963
Coal & Consumable Fuels–0.02%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	717,000	650,670
Commodity Chemicals–0.13%
Alpek S.A.B. de C.V. (Mexico),
4.50%, 11/20/2022(b)	300,000	312,469
4.25%, 09/18/2029(b)	4,689,000	4,691,344
Koppers, Inc., 6.00%, 02/15/2025(b)	171,000	173,563
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia), 5.75%, 04/30/2026(b)	182,000	178,878
Olin Corp., 5.63%, 08/01/2029	394,000	411,740
		5,767,994
Communications Equipment–0.03%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	479,000	463,433
Hughes Satellite Systems Corp.,
7.63%, 06/15/2021	249,000	267,613
5.25%, 08/01/2026	660,000	717,979
		1,449,025
Construction & Engineering–0.01%
AECOM, 5.13%, 03/15/2027	105,000	112,124
Bioceanico Sovereign Certificate Ltd. (Cayman Islands), 0.00%, 06/05/2034(b)(d)	150,000	103,365
Rutas 2 and 7 Finance Ltd., 0.00%, 09/30/2036(b)(d)	240,000	155,924
		371,413
Construction Machinery & Heavy Trucks–0.02%
Oshkosh Corp., 5.38%, 03/01/2025	379,000	391,949
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/2028	236,000	262,418
		654,367
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Construction Materials–0.21%
Cemex S.A.B. de C.V. (Mexico), 5.45%, 11/19/2029(b)	$8,955,000	$9,163,204
Consumer Finance–0.59%
Ally Financial, Inc.,
8.00%, 03/15/2020	145,000	146,916
4.13%, 03/30/2020	4,449,000	4,479,885
5.13%, 09/30/2024	919,000	1,012,049
4.63%, 03/30/2025	750,000	812,186
Credit Acceptance Corp., 6.63%, 03/15/2026(b)	5,071,000	5,363,229
Discover Bank, 3.45%, 07/27/2026	335,000	346,994
Navient Corp.,
8.00%, 03/25/2020	78,000	79,231
7.25%, 01/25/2022	935,000	1,016,813
7.25%, 09/25/2023	940,000	1,045,741
Springleaf Finance Corp., 5.38%, 11/15/2029	2,520,000	2,601,900
Synchrony Financial, 4.50%, 07/23/2025	5,120,000	5,489,886
Unifin Financiera, S.A.B. de C.V., SOFOM, E.N.R. (Mexico), 7.38%, 02/12/2026(b)	3,013,000	3,017,813
		25,412,643
Copper–0.34%
First Quantum Minerals Ltd. (Zambia), 7.50%, 04/01/2025(b)	600,000	591,000
Freeport-McMoRan, Inc.,
5.00%, 09/01/2027	11,378,000	11,705,402
5.40%, 11/14/2034	1,706,000	1,697,167
Southern Copper Corp. (Peru), 7.50%, 07/27/2035	200,000	268,873
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(b)	543,000	475,295
		14,737,737
Data Processing & Outsourced Services–0.83%
Cardtronics Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	420,000	435,702
Fidelity National Information Services, Inc., 4.50%, 08/15/2046	4,764,000	5,513,278
PayPal Holdings, Inc.,
2.40%, 10/01/2024	10,610,000	10,652,495
2.65%, 10/01/2026	7,602,000	7,632,666
2.85%, 10/01/2029	11,864,000	11,862,879
		36,097,020
Department Stores–0.02%
Macy’s Retail Holdings, Inc., 4.38%, 09/01/2023	550,000	564,153
SACI Falabella (Chile), 3.75%, 10/30/2027(b)	200,000	202,820
		766,973
	Principal Amount	Value
Distillers & Vintners–0.12%
Constellation Brands, Inc., 2.61% (3 mo. USD LIBOR + 0.70%), 11/15/2021(c)	$5,132,000	$5,132,128
Diversified Banks–6.52%
ABN AMRO Bank N.V. (Netherlands), 2.45%, 06/04/2020(b)	6,244,000	6,257,075
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	20,285,000	21,424,753
Australia & New Zealand Banking Group Ltd. (Australia), 6.75%(b)(e)	5,945,000	6,745,227
Banco de Bogota S.A. (Colombia), 4.38%, 08/03/2027(b)	400,000	420,639
Banco del Estado de Chile (Chile), 4.13%, 10/07/2020(b)	300,000	304,028
Banco do Brasil S.A. (Brazil), 8.50%(b)(e)	5,349,000	5,601,393
Banco Mercantil del Norte, S.A. (Mexico), 6.75% (5 yr. U.S. Treasury Yield Curve Rate + 4.97%)(b)(e)	200,000	205,520
Banco Safra S.A. (Brazil), 4.13%, 02/08/2023(b)	250,000	256,354
Bank of America Corp., 4.20%, 08/26/2024	4,663,000	4,998,627
Barclays Bank PLC (United Kingdom), 7.63%, 11/21/2022	200,000	224,443
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	2,345,000	2,505,843
BBVA Bancomer S.A. (Mexico),
7.25%, 04/22/2020(b)	1,586,000	1,608,545
4.38%, 04/10/2024(b)	1,385,000	1,470,406
BNP Paribas S.A. (France),
2.38%, 05/21/2020	6,282,000	6,294,589
4.38%, 03/01/2033(b)	11,980,000	12,772,643
Citigroup, Inc.,
Series Q, 5.95%(e)	1,480,000	1,516,682
Series T, 6.25%(e)	6,669,000	7,575,017
Series U, 5.00%(e)	17,572,000	18,176,037
5.50%, 09/13/2025	6,552,000	7,493,892
4.45%, 09/29/2027	9,614,000	10,588,106
2.98%, 11/05/2030	7,592,000	7,681,946
Commonwealth Bank of Australia (Australia), 3.74%, 09/12/2039(b)	7,242,000	7,261,499
Credit Agricole S.A. (France), 8.13%(e)	202,000	244,294
Development Bank of Kazakhstan JSC (Kazakhstan), 4.13%, 12/10/2022(b)	300,000	311,287
DIB Sukuk Ltd. (United Arab Emirates), 3.66%, 02/14/2022	200,000	203,803
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Export-Import Bank of India (India), 3.38%, 08/05/2026(b)	$200,000	$204,962
Global Bank Corp. (Panama),
4.50%, 10/20/2021(b)	7,642,000	7,859,797
5.25%, 04/16/2029(b)	1,484,000	1,584,170
HSBC Holdings PLC (United Kingdom),
6.00%(e)	10,561,000	11,184,310
2.90%, (3 mo. USD LIBOR + 1.00%), 05/18/2024(c)	6,489,000	6,523,089
4.38%, 11/23/2026	570,000	613,789
Industrial Senior Trust (Guatemala), 5.50%, 11/01/2022(b)	500,000	521,411
ING Bank N.V. (Netherlands), 2.75%, 03/22/2021(b)	5,088,000	5,138,437
JPMorgan Chase & Co.,
Series I, 5.41% (3 mo. USD LIBOR + 3.47%)(c)(e)	6,081,000	6,108,870
2.30%, 08/15/2021	8,152,000	8,170,482
2.82%, (3 mo. USD LIBOR + 0.89%), 07/23/2024(c)	14,136,000	14,260,223
3.63%, 12/01/2027	5,110,000	5,398,668
3.78%, 02/01/2028	5,425,000	5,835,784
Series W, 2.91% (3 mo. USD LIBOR + 1.00%), 05/15/2047(c)	11,797,000	9,927,411
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	500,000	541,160
Multibank, Inc. (Panama), 4.38%, 11/09/2022(b)	200,000	206,564
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(b)	4,120,000	4,215,154
QNB Finance Ltd. (Qatar), 2.13%, 09/07/2021(b)	340,000	337,341
Royal Bank of Scotland Group PLC (The) (United Kingdom), 3.75%, 11/01/2029	4,285,000	4,324,387
Shinhan Financial Group Co. Ltd. (South Korea), 3.34%, 02/05/2030(b)	200,000	203,101
SMBC Aviation Capital Finance DAC (Ireland),
3.00%, 07/15/2022(b)	4,160,000	4,233,066
4.13%, 07/15/2023(b)	8,347,000	8,792,154
Societe Generale S.A. (France),
7.38%(e)	202,000	214,100
7.38%(b)(e)	2,988,000	3,166,981
Standard Chartered PLC (United Kingdom),
7.50%(e)	200,000	214,937
7.75%(b)(e)	5,720,000	6,281,790
3.33%, (3 mo. USD LIBOR + 1.20%), 09/10/2022(b)(c)	7,942,000	8,003,828
3.12%, (3 mo. USD LIBOR + 1.15%), 01/20/2023(b)(c)	3,722,000	3,745,710
	Principal Amount	Value
Diversified Banks–(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan), 3.04%, 07/16/2029	$11,770,000	$12,046,119
Wells Fargo & Co., 5.38%, 11/02/2043	7,491,000	9,691,054
		281,691,497
Diversified Capital Markets–0.12%
Credit Suisse Group AG (Switzerland), 7.50%(b)(e)	305,000	341,600
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), 3.75%, 03/26/2025	725,000	765,018
UBS AG (Switzerland), 4.88%, 08/04/2020	3,987,000	4,064,427
		5,171,045
Diversified Chemicals–0.33%
Braskem Netherlands Finance B.V. (Brazil),
4.50%, 01/31/2030(b)	7,235,000	6,983,584
5.88%, 01/31/2050(b)	2,420,000	2,337,720
Chemours Co. (The), 7.00%, 05/15/2025	296,000	274,540
CNAC (HK) Finbridge Co. Ltd. (China), 3.00%, 07/19/2020(b)	300,000	301,108
Dow Chemical Co. (The), 4.55%, 11/30/2025	500,000	552,694
OCP S.A. (Morocco),
4.50%, 10/22/2025(b)	1,940,000	2,060,259
4.50%, 10/22/2025(b)	700,000	743,392
Office Cherifien desA Phosphates (Morocco), 6.88%, 04/25/2044(b)	400,000	501,328
SABIC Capital II B.V. (Saudi Arabia),
4.00%, 10/10/2023(b)	200,000	210,539
4.50%, 10/10/2028(b)	200,000	221,984
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	105,000	105,397
		14,292,545
Diversified Metals & Mining–0.28%
Corp. Nacional del Cobre de Chile (Chile), 3.63%, 08/01/2027(b)	200,000	209,207
Hudbay Minerals, Inc. (Canada), 7.63%, 01/15/2025(b)	448,000	450,235
Minera Mexico S.A. de C.V. (Mexico), 4.50%, 01/26/2050(b)	200,000	197,187
Minmetals Bounteous Finance (BVI) Ltd. (China),
3.50%, 07/30/2020(b)	300,000	301,805
3.13%, 07/27/2021(b)	300,000	301,701
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Diversified Metals & Mining–(continued)
MMC Norilsk Nickel OJSC via MMC Finance DAC (Russia), 6.63%, 10/14/2022(b)	$295,000	$324,965
Teck Resources Ltd. (Canada), 6.13%, 10/01/2035	8,811,000	10,187,574
Vedanta Resources Ltd. (India), 6.38%, 07/30/2022(b)	262,000	256,318
		12,228,992
Diversified REITs–0.48%
iStar, Inc., 4.75%, 10/01/2024	670,000	688,006
Trust F/1401 (Mexico),
5.25%, 01/30/2026(b)	8,353,000	8,940,613
4.87%, 01/15/2030(b)	10,275,000	10,747,855
6.39%, 01/15/2050(b)	200,000	213,437
		20,589,911
Electric Utilities–0.41%
Adani Transmission Ltd. (India), 4.00%, 08/03/2026(b)	200,000	205,913
CLP Power Hong Kong Financing Ltd. (Hong Kong), 3.13%, 05/06/2025(b)	200,000	204,455
DPL, Inc., 4.35%, 04/15/2029(b)	51,000	47,790
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	9,254,000	9,821,178
Electricite de France S.A. (France), 4.88%, 09/21/2038(b)	550,000	647,696
Empresa de Transmision Electrica, S.A. (Panama), 5.13%, 05/02/2049(b)	200,000	225,789
Empresa Electrica Cochrane S.p.A. (Chile), 5.50%, 05/14/2027(b)	200,000	203,750
Empresas Publicas de Medellin E.S.P. (Colombia), 4.25%, 07/18/2029(b)	200,000	206,570
Eskom Holdings SOC Ltd. (South Africa), 6.35%, 08/10/2028(b)	222,000	235,408
Israel Electric Corp. Ltd. (The) (Israel), 4.25%, 08/14/2028(b)	200,000	218,061
Korea East-West Power Co. Ltd. (South Korea), 3.88%, 07/19/2023(b)	200,000	211,032
Korea Hydro & Nuclear Power Co., Ltd. (South Korea), 3.00%, 09/19/2022(b)	200,000	203,912
PT Perusahaan Listrik Negara (Indonesia),
5.45%, 05/21/2028	200,000	229,875
3.38%, 02/05/2030(b)	200,000	198,701
Southern Co. (The), Series B, 5.50%, 03/15/2057(c)	3,932,000	4,114,240
	Principal Amount	Value
Electric Utilities–(continued)
State Grid Overseas Investment (2016) Ltd. (China), 3.50%, 05/04/2027(b)	$200,000	$210,890
Trinidad Generation Unlimited (Trinidad), 5.25%, 11/04/2027(b)	400,000	417,139
		17,602,399
Electrical Components & Equipment–0.01%
EnerSys, 5.00%, 04/30/2023(b)	558,000	577,762
Electronic Components–1.64%
Corning, Inc., 5.45%, 11/15/2079	64,163,000	70,764,727
Electronic Equipment & Instruments–0.01%
Itron, Inc., 5.00%, 01/15/2026(b)	286,000	296,626
MTS Systems Corp., 5.75%, 08/15/2027(b)	220,000	229,976
		526,602
Electronic Manufacturing Services–0.01%
Jabil, Inc., 3.95%, 01/12/2028	280,000	289,534
Environmental & Facilities Services–0.01%
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	264,000	273,193
Fertilizers & Agricultural Chemicals–0.01%
OCI N.V. (Netherlands), 6.63%, 04/15/2023(b)	211,000	220,706
Financial Exchanges & Data–0.02%
Moody’s Corp., 4.88%, 02/15/2024	700,000	771,747
MSCI, Inc., 5.25%, 11/15/2024(b)	66,000	67,980
		839,727
Food Distributors–0.01%
US Foods, Inc., 5.88%, 06/15/2024(b)	365,000	377,209
Food Retail–0.02%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
6.63%, 06/15/2024	552,000	580,433
5.88%, 02/15/2028(b)	232,000	243,269
Quatrim SASU (France), 5.88%, 01/15/2024(b)	100,000	115,510
		939,212
Forest Products–0.01%
Norbord, Inc. (Canada), 5.75%, 07/15/2027(b)	416,000	434,865
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Gas Utilities–0.05%
AmeriGas Partners, L.P./AmeriGas Finance Corp.,
5.63%, 05/20/2024	$133,000	$142,309
5.88%, 08/20/2026	721,000	792,972
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	707,000	724,668
Superior Plus L.P./Superior General Partner, Inc. (Canada), 7.00%, 07/15/2026(b)	400,000	431,199
		2,091,148
General Merchandise Stores–0.01%
Dollar Tree, Inc., 4.00%, 05/15/2025	500,000	527,795
Health Care Distributors–0.02%
AmerisourceBergen Corp., 4.30%, 12/15/2047	770,000	800,597
Health Care Equipment–0.20%
Teleflex, Inc.,
4.88%, 06/01/2026	39,000	40,866
4.63%, 11/15/2027	385,000	408,032
Zimmer Biomet Holdings, Inc., 2.91% (3 mo. USD LIBOR + 0.75%), 03/19/2021(c)	8,322,000	8,323,607
		8,772,505
Health Care Facilities–0.08%
Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	63,000	65,704
HCA Healthcare, Inc., 6.25%, 02/15/2021	130,000	136,467
HCA, Inc.,
5.38%, 02/01/2025	130,000	143,974
5.25%, 04/15/2025	987,000	1,099,752
5.88%, 02/15/2026	444,000	502,286
5.38%, 09/01/2026	123,000	136,533
5.50%, 06/15/2047	520,000	602,225
Tenet Healthcare Corp.,
8.13%, 04/01/2022	390,000	427,050
6.75%, 06/15/2023	117,000	126,652
		3,240,643
Health Care REITs–0.41%
Healthpeak Properties, Inc., 4.25%, 11/15/2023	2,157,000	2,308,481
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/2027	725,000	763,081
4.63%, 08/01/2029	6,053,000	6,359,252
Physicians Realty L.P., 4.30%, 03/15/2027	325,000	347,811
Senior Housing Properties Trust, 6.75%, 12/15/2021	1,942,000	2,058,693
	Principal Amount	Value
Health Care REITs–(continued)
Welltower, Inc., 3.10%, 01/15/2030	$5,833,000	$5,903,266
		17,740,584
Health Care Services–0.48%
AMN Healthcare, Inc., 5.13%, 10/01/2024(b)	138,000	142,887
Cigna Corp.,
3.40%, 09/17/2021	8,569,000	8,759,770
2.89%, (3 mo. USD LIBOR + 0.89%), 07/15/2023(c)	8,045,000	8,080,534
4.13%, 11/15/2025	600,000	647,970
CVS Health Corp., 4.10%, 03/25/2025	920,000	988,942
Eagle Holding Co. II, LLC, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(f)	166,000	168,489
Envision Healthcare Corp., 8.75%, 10/15/2026(b)	161,000	66,066
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	414,000	413,856
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(b)	477,000	434,065
Prime Healthcare Foundation, Inc., Series B, 7.00%, 12/01/2027	450,000	543,760
Surgery Center Holdings, Inc., 10.00%, 04/15/2027(b)	208,000	218,992
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)	160,000	85,266
		20,550,597
Home Improvement Retail–0.02%
Hillman Group, Inc. (The), 6.38%, 07/15/2022(b)	181,000	167,029
Lowe’s Cos., Inc., 3.65%, 04/05/2029	675,000	724,103
		891,132
Homebuilding–0.59%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	301,000	337,977
Beazer Homes USA, Inc., 5.88%, 10/15/2027	31,000	30,536
KB Home, 4.80%, 11/15/2029	108,000	109,620
Lennar Corp.,
8.38%, 01/15/2021	40,000	42,716
5.38%, 10/01/2022	157,000	168,628
4.75%, 11/15/2022	310,000	327,268
5.25%, 06/01/2026	841,000	921,187
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	210,000	214,399
MDC Holdings, Inc., 6.00%, 01/15/2043	21,036,000	21,448,306
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Homebuilding–(continued)
Meritage Homes Corp.,
7.15%, 04/15/2020	$55,000	$56,166
6.00%, 06/01/2025	90,000	101,044
5.13%, 06/06/2027	322,000	343,042
PulteGroup, Inc., 6.38%, 05/15/2033	18,000	20,938
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	270,000	289,669
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	497,000	534,481
William Lyon Homes, Inc.,
6.00%, 09/01/2023	85,000	88,860
6.63%, 07/15/2027(b)	415,000	445,232
		25,480,069
Hotel & Resort REITs–0.07%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	620,000	673,125
Service Properties Trust, 4.95%, 02/15/2027	2,247,000	2,301,085
		2,974,210
Hotels, Resorts & Cruise Lines–0.06%
ESH Hospitality, Inc., 4.63%, 10/01/2027(b)	2,170,000	2,185,890
Royal Caribbean Cruises Ltd., 3.70%, 03/15/2028	585,000	601,889
		2,787,779
Household Products–0.34%
Reynolds Group Issuer, Inc./LLC,
5.75%, 10/15/2020	13,120,749	13,152,895
5.13%, 07/15/2023(b)	42,000	43,050
7.00%, 07/15/2024(b)	893,000	925,929
Spectrum Brands, Inc.,
5.75%, 07/15/2025	328,000	344,292
5.00%, 10/01/2029(b)	150,000	153,427
		14,619,593
Housewares & Specialties–0.02%
Newell Brands, Inc., 4.20%, 04/01/2026	925,000	955,409
Independent Power Producers & Energy Traders–0.07%
AES Corp. (The), 5.50%, 04/15/2025	912,000	947,285
AES Gener S.A. (Chile), 7.13%, 03/26/2079(b)	200,000	206,693
Calpine Corp., 5.38%, 01/15/2023	143,000	145,324
Colbun S.A. (Chile), 3.95%, 10/11/2027(b)	200,000	206,125
	Principal Amount	Value
Independent Power Producers & Energy Traders–(continued)
Emirates SembCorp Water & Power Co. PJSC (United Arab Emirates), 4.45%, 08/01/2035(b)	$200,000	$220,000
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	255,000	265,633
NRG Energy, Inc., 6.63%, 01/15/2027	873,000	947,050
		2,938,110
Industrial Conglomerates–0.39%
CITIC Ltd. (China), 3.13%, 02/28/2022(b)	200,000	201,190
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	15,269,000	16,456,582
Koc Holding A.S. (Turkey), 6.50%, 03/11/2025(b)	200,000	209,935
		16,867,707
Industrial Machinery–0.04%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	690,000	661,824
EnPro Industries, Inc., 5.75%, 10/15/2026	585,000	621,766
Mueller Industries, Inc., 6.00%, 03/01/2027	588,000	607,902
		1,891,492
Industrial REITs–0.12%
PLA Administradora Industrial S de RL de C.V. (Mexico), 4.96%, 07/18/2029(b)	4,941,000	5,095,406
Integrated Oil & Gas–0.77%
Ecopetrol S.A. (Colombia), 5.88%, 05/28/2045	100,000	114,843
Petrobras Global Finance B.V. (Brazil),
5.75%, 02/01/2029	423,000	465,533
5.09%, 01/15/2030(b)	257,000	269,400
7.25%, 03/17/2044	170,000	202,884
6.90%, 03/19/2049	238,000	272,677
Petroleos del Peru S.A. (Peru), 4.75%, 06/19/2032(b)	375,000	406,255
Petroleos Mexicanos (Mexico),
6.88%, 08/04/2026	300,000	324,854
6.49%, 01/23/2027(b)	55,000	58,094
6.50%, 01/23/2029	94,000	96,590
6.84%, 01/23/2030(b)	39,000	40,863
7.69%, 01/23/2050(b)	32,000	34,403
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Integrated Oil & Gas–(continued)
Saudi Arabian Oil Co. (Saudi Arabia),
2.75%, 04/16/2022(b)	$7,417,000	$7,484,682
2.88%, 04/16/2024(b)	22,639,000	22,941,566
3.50%, 04/16/2029(b)	200,000	208,616
4.25%, 04/16/2039(b)	201,000	216,628
		33,137,888
Integrated Telecommunication Services–1.55%
Altice France S.A. (France), 7.38%, 05/01/2026(b)	200,000	214,005
AT&T, Inc.,
4.45%, 04/01/2024	200,000	216,155
3.40%, 05/15/2025	3,812,000	3,981,514
5.25%, 03/01/2037	360,000	429,422
5.35%, 12/15/2043	245,000	292,663
4.75%, 05/15/2046	4,247,000	4,762,141
5.15%, 02/15/2050	35,788,000	42,704,285
5.70%, 03/01/2057	4,698,000	5,973,852
British Telecommunications PLC (United Kingdom), 3.25%, 11/08/2029(b)	2,832,000	2,810,118
Cincinnati Bell, Inc.,
7.00%, 07/15/2024(b)	99,000	92,935
8.00%, 10/15/2025(b)	33,000	30,209
CommScope, Inc., 6.00%, 03/01/2026(b)	494,000	518,392
Frontier Communications Corp.,
10.50%, 09/15/2022	33,000	15,644
11.00%, 09/15/2025	665,000	307,562
Telecom Argentina S.A. (Argentina), 8.00%, 07/18/2026(b)	100,000	87,812
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	36,000	39,954
7.20%, 07/18/2036	722,000	847,014
T-Mobile USA, Inc.,
6.38%, 03/01/2025	962,000	1,000,480
6.50%, 01/15/2026	1,661,000	1,781,464
Turk Telekomunikasyon A.S. (Turkey), 6.88%, 02/28/2025(b)	215,000	229,646
Verizon Communications, Inc., 5.25%, 03/16/2037	350,000	442,711
Virgin Media Finance PLC (United Kingdom), 6.00%, 10/15/2024(b)	200,000	206,333
		66,984,311
Interactive Media & Services–0.51%
Cable Onda S.A. (Panama), 4.50%, 01/30/2030(b)	200,000	204,400
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	296,000	315,425
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	7,688,000	7,817,727
6.63%, 08/15/2027(b)	412,000	402,621
	Principal Amount	Value
Interactive Media & Services–(continued)
Match Group, Inc., 5.63%, 02/15/2029(b)	$7,642,000	$8,091,712
Tencent Holdings Ltd. (China), 2.99%, 01/19/2023(b)	5,274,000	5,351,087
		22,182,972
Internet & Direct Marketing Retail–0.53%
Alibaba Group Holding Ltd. (China),
3.60%, 11/28/2024	200,000	210,202
4.20%, 12/06/2047	5,425,000	6,093,706
4.40%, 12/06/2057	5,440,000	6,211,765
QVC, Inc.,
4.45%, 02/15/2025	380,000	393,823
5.45%, 08/15/2034	9,969,000	9,896,082
		22,805,578
Internet Services & Infrastructure–0.12%
Network i2i Ltd. (India), 5.65%(b)(e)	5,490,000	5,155,110
Investment Banking & Brokerage–1.04%
Cantor Fitzgerald, L.P., 6.50%, 06/17/2022(b)	1,727,000	1,864,777
Goldman Sachs Group, Inc. (The),
Series P, 5.00%(e)	7,805,000	7,875,401
3.75%, 05/22/2025	5,664,000	5,993,101
3.27%, 09/29/2025	7,286,000	7,542,940
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	335,000	345,517
MDGH - GMTN B.V. (United Arab Emirates),
2.50%, 11/07/2024(b)	200,000	201,050
2.88%, 11/07/2029(b)	200,000	200,511
Morgan Stanley,
5.50%, 07/28/2021	3,712,000	3,920,459
4.35%, 09/08/2026	4,867,000	5,329,263
3.59%, 07/22/2028	10,764,000	11,441,135
Raymond James Financial, Inc., 4.95%, 07/15/2046	295,000	351,694
		45,065,848
Leisure Facilities–0.01%
Six Flags Entertainment Corp., 4.88%, 07/31/2024(b)	409,000	424,333
Leisure Products–0.24%
Hasbro, Inc.,
3.00%, 11/19/2024	4,510,000	4,516,847
3.90%, 11/19/2029	5,652,000	5,686,686
		10,203,533
Life & Health Insurance–1.52%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	7,395,000	7,909,159
Athene Holding Ltd., 4.13%, 01/12/2028	12,847,000	13,256,128
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Life & Health Insurance–(continued)
Global Atlantic Fin Co.,
8.63%, 04/15/2021(b)	$50,000	$53,570
4.40%, 10/15/2029(b)	23,680,000	23,519,110
MetLife, Inc.,
Series C, 5.25%(e)	7,496,000	7,613,125
Series D, 5.88%(e)	200,000	221,680
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	6,917,000	7,093,326
Prudential Financial, Inc., 5.63%, 06/15/2043	5,590,000	6,063,836
		65,729,934
Life Sciences Tools & Services–0.01%
Charles River Laboratories International, Inc., 4.25%, 05/01/2028(b)	426,000	430,260
Managed Health Care–0.04%
Centene Corp.,
5.38%, 06/01/2026(b)	625,000	664,860
4.63%, 12/15/2029(b)	265,000	278,581
Molina Healthcare, Inc., 4.88%, 06/15/2025(b)	129,000	131,956
WellCare Health Plans, Inc.,
5.25%, 04/01/2025	265,000	277,916
5.38%, 08/15/2026(b)	186,000	198,522
		1,551,835
Marine–0.00%
Hidrovias International Finance S.a.r.l. (Brazil), 5.95%, 01/24/2025(b)	200,000	203,083
Marine Ports & Services–0.19%
Adani Abbot Point Terminal Pty Ltd. (Australia), 4.45%, 12/15/2022(b)	7,913,000	7,986,686
DP World PLC (United Arab Emirates), 6.85%, 07/02/2037(b)	200,000	263,078
		8,249,764
Metal & Glass Containers–0.03%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), 6.00%, 02/15/2025(b)	200,000	210,500
Ball Corp., 5.25%, 07/01/2025	435,000	487,148
Berry Global, Inc.,
5.50%, 05/15/2022	87,000	88,413
6.00%, 10/15/2022	45,000	45,914
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	301,000	288,154
OI European Group B.V., 4.00%, 03/15/2023(b)	86,000	86,036
		1,206,165
	Principal Amount	Value
Movies & Entertainment–0.17%
AMC Entertainment Holdings, Inc.,
5.75%, 06/15/2025	$333,000	$310,523
6.13%, 05/15/2027	337,000	304,151
Netflix, Inc.,
5.75%, 03/01/2024	197,000	218,587
5.88%, 11/15/2028	1,436,000	1,572,456
5.38%, 11/15/2029(b)	4,403,000	4,645,715
Walt Disney Co. (The), 6.55%, 03/15/2033	180,000	256,137
		7,307,569
Multi-line Insurance–0.49%
AIG Global Funding, 2.70%, 12/15/2021(b)	5,386,000	5,450,751
American Financial Group, Inc., 3.50%, 08/15/2026	590,000	612,306
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	7,920,000	8,594,124
XLIT Ltd. (Bermuda), 5.50%, 03/31/2045	5,097,000	6,528,961
		21,186,142
Multi-Utilities–0.35%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), 4.88%, 04/23/2030(b)	200,000	228,080
CenterPoint Energy, Inc., Series A, 6.13%(e)	14,054,000	14,801,884
		15,029,964
Office REITs–0.13%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/2031	4,570,000	4,770,170
Hudson Pacific Properties, L.P., 3.95%, 11/01/2027	335,000	352,367
Office Properties Income Trust, 4.50%, 02/01/2025	330,000	343,905
		5,466,442
Office Services & Supplies–0.22%
Pitney Bowes, Inc.,
4.13%, 10/01/2021	8,285,000	8,396,682
5.20%, 04/01/2023	1,205,000	1,210,019
		9,606,701
Oil & Gas Drilling–0.01%
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(b)	266,000	234,410
Precision Drilling Corp. (Canada), 5.25%, 11/15/2024	242,000	204,970
		439,380
Oil & Gas Exploration & Production–0.62%
Antero Resources Corp., 5.63%, 06/01/2023	268,000	190,280
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	$229,000	$220,411
Callon Petroleum Co.,
6.13%, 10/01/2024	425,000	404,812
6.38%, 07/01/2026	111,000	103,824
CNOOC Curtis Funding No.1 Pty Ltd. (China), 4.50%, 10/03/2023(b)	200,000	214,300
CNOOC Finance (2015) U.S.A. LLC (China), 3.50%, 05/05/2025	400,000	417,675
Concho Resources, Inc., 4.38%, 01/15/2025	565,000	584,185
Continental Resources, Inc., 5.00%, 09/15/2022	19,225,000	19,341,382
Dolphin Energy Ltd. LLC (United Arab Emirates), 5.50%, 12/15/2021(b)	600,000	636,090
Gazprom OAO Via Gaz Capital S.A. (Russia), 5.15%, 02/11/2026(b)	350,000	386,719
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	375,000	327,995
Gran Tierra Energy, Inc. (Canada), 7.75%, 05/23/2027(b)	200,000	181,070
Gulfport Energy Corp.,
6.63%, 05/01/2023	260,000	196,381
6.00%, 10/15/2024	585,000	402,012
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026(b)	287,000	257,546
Pertamina Persero PT (Indonesia), 4.30%, 05/20/2023(b)	200,000	211,097
QEP Resources, Inc.,
6.88%, 03/01/2021	382,000	388,532
5.25%, 05/01/2023	85,000	80,963
5.63%, 03/01/2026	502,000	456,807
Sinopec Group Overseas Development 2018 Ltd. (China),
2.50%, 08/08/2024(b)	200,000	199,634
2.95%, 08/08/2029(b)	200,000	201,465
3.68%, 08/08/2049(b)	200,000	208,564
Southwestern Energy Co.,
7.50%, 04/01/2026	234,000	205,633
7.75%, 10/01/2027	540,000	470,488
Tengizchevroil Finance Co. International Ltd. (Kazakhstan), 4.00%, 08/15/2026(b)	200,000	210,595
Trinidad Petroleum Holdings Ltd. (Trinidad), 9.75%, 06/15/2026(b)	100,000	112,250
Whiting Petroleum Corp., 6.25%, 04/01/2023	88,000	61,380
	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
WPX Energy, Inc., 5.25%, 09/15/2024	$236,000	$241,773
		26,913,863
Oil & Gas Refining & Marketing–0.28%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	313,000	310,750
Empresa Nacional del Petroleo (Chile), 5.25%, 11/06/2029(b)	233,000	257,620
EnLink Midstream Partners, L.P.,
4.85%, 07/15/2026	445,000	394,436
5.60%, 04/01/2044	391,000	275,043
Murphy Oil USA, Inc., 5.63%, 05/01/2027	507,000	548,053
NuStar Logistics, L.P., 6.00%, 06/01/2026	667,000	714,940
Parkland Fuel Corp. (Canada),
6.00%, 04/01/2026(b)	258,000	276,530
5.88%, 07/15/2027(b)	7,547,000	8,092,818
Puma International Financing S.A. (Singapore), 5.00%, 01/24/2026(b)	200,000	190,998
Reliance Industries Ltd. (India), 4.13%, 01/28/2025(b)	250,000	265,129
Sunoco L.P./Sunoco Finance Corp.,
4.88%, 01/15/2023	229,000	234,820
5.88%, 03/15/2028	634,000	667,505
		12,228,642
Oil & Gas Storage & Transportation–2.37%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 3.65%, 11/02/2029(b)	200,000	214,135
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 09/15/2024	631,000	541,083
Cheniere Energy Partners, L.P., 5.63%, 10/01/2026	397,000	418,579
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	288,000	290,244
DCP Midstream Operating, L.P., 5.13%, 05/15/2029	696,000	708,056
Energy Transfer Operating L.P., 4.75%, 01/15/2026	815,000	872,362
Energy Transfer Operating, L.P.,
Series A, 6.25%(e)	207,000	186,615
5.88%, 01/15/2024	613,000	675,488
Enterprise Products Operating LLC, Series D, 4.88%, 08/16/2077	5,943,000	5,862,888
EQM Midstream Partners, L.P., 4.00%, 08/01/2024	840,000	792,762
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/2026(b)	$464,000	$483,638
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.00%, 08/01/2024(b)	158,000	165,519
Kinder Morgan, Inc.,
7.80%, 08/01/2031	2,350,000	3,203,363
7.75%, 01/15/2032	7,887,000	10,782,250
MPLX L.P.,
3.00%, (3 mo. USD LIBOR + 0.90%), 09/09/2021(c)	12,406,000	12,449,491
3.20%, (3 mo. USD LIBOR + 1.10%), 09/09/2022(c)	8,972,000	9,004,786
4.00%, 03/15/2028	560,000	574,090
NGPL PipeCo. LLC, 7.77%, 12/15/2037(b)	6,653,000	8,519,846
Plains All American Pipeline L.P., Series B, 6.13%(e)	8,527,000	7,721,881
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	17,508,000	16,915,598
SemGroup Corp., 6.38%, 03/15/2025	289,000	302,125
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.25%, 05/01/2023	6,533,000	6,606,431
5.13%, 02/01/2025	636,000	655,010
5.88%, 04/15/2026	731,000	770,528
5.00%, 01/15/2028	300,000	298,459
5.50%, 03/01/2030(b)	76,000	76,308
Williams Cos., Inc. (The),
4.13%, 11/15/2020	12,548,000	12,720,536
7.88%, 09/01/2021	109,000	119,114
4.55%, 06/24/2024	574,000	614,624
		102,545,809
Other Diversified Financial Services–0.28%
Arab Petroleum Investments Corp. (Supranational), 4.13%, 09/18/2023(b)	200,000	212,512
Banco BTG Pactual S.A. (Brazil), 7.75%, 02/15/2029(b)	300,000	318,104
Carlyle Finance LLC, 5.65%, 09/15/2048(b)	7,657,000	9,130,449
eG Global Finance PLC (Netherlands), 6.75%, 02/07/2025(b)	308,000	304,920
Fondo MIVIVIENDA S.A. (Peru), 3.50%, 01/31/2023(b)	300,000	306,578
Huarong Finance II Co., Ltd. (China), 2.88%(b)(e)	200,000	198,000
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(b)	286,000	278,847
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	188,000	199,130
	Principal Amount	Value
Other Diversified Financial Services–(continued)
Peru Enhanced Pass-Through Finance Ltd. (Peru), Class A-2, 0.00%, 06/02/2025(d)	$247,415	$229,889
SPARC EM SPC Panama Metro Line 2 S.P. (Cayman Islands), 0.00%, 12/05/2022(b)(d)	512,498	492,798
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(b)	451,000	465,653
		12,136,880
Packaged Foods & Meats–0.42%
B&G Foods, Inc., 5.25%, 04/01/2025	356,000	360,450
Hershey Co. (The), 3.13%, 11/15/2049	6,474,000	6,576,002
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(b)	259,000	276,896
Kraft Heinz Foods Co. (The), 4.38%, 06/01/2046	400,000	390,054
Lamb Weston Holdings, Inc., 4.63%, 11/01/2024(b)	494,000	523,018
Mars, Inc., 2.70%, 04/01/2025(b)	8,763,000	8,998,231
NBM US Holdings, Inc. (Brazil), 7.00%, 05/14/2026(b)	250,000	266,033
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	476,000	515,186
TreeHouse Foods, Inc., 6.00%, 02/15/2024(b)	268,000	280,057
		18,185,927
Paper Packaging–0.16%
Cascades Inc/Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	5,797,000	5,876,709
International Paper Co., 5.00%, 09/15/2035	700,000	820,326
Trivium Packaging Finance B.V. (Netherlands), 5.50%, 08/15/2026(b)	206,000	216,689
		6,913,724
Paper Products–0.37%
Celulosa Arauco y Constitucion S.A. (Chile),
4.50%, 08/01/2024	200,000	208,917
5.15%, 01/29/2050(b)	4,400,000	4,293,300
Mercer International, Inc. (Germany),
6.50%, 02/01/2024	421,000	438,015
7.38%, 01/15/2025(b)	2,581,000	2,749,320
5.50%, 01/15/2026	106,000	106,268
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	595,000	641,319
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Paper Products–(continued)
Suzano Austria GmbH (Brazil),
6.00%, 01/15/2029	$6,475,000	$7,189,500
7.00%, 03/16/2047(b)	205,000	237,159
		15,863,798
Pharmaceuticals–1.16%
Bausch Health Cos., Inc.,
7.00%, 03/15/2024(b)	150,000	157,311
6.13%, 04/15/2025(b)	188,000	195,984
5.50%, 11/01/2025(b)	139,000	145,603
9.00%, 12/15/2025(b)	752,000	851,640
Bayer US Finance II LLC (Germany),
3.13%, (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(c)	8,097,000	8,138,594
3.88%, 12/15/2023(b)	7,293,000	7,654,317
Bristol-Myers Squibb Co.,
2.90%, 07/26/2024(b)	21,825,000	22,516,705
3.40%, 07/26/2029(b)	9,275,000	9,969,409
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/2023(b)	200,000	130,498
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	352,000	368,280
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	245,000	232,144
		50,360,485
Precious Metals & Minerals–0.00%
ALROSA Finance S.A. (Russia), 4.65%, 04/09/2024(b)	200,000	211,442
Property & Casualty Insurance–0.01%
Allstate Corp. (The), 4.20%, 12/15/2046	310,000	365,347
Publishing–0.01%
Meredith Corp., 6.88%, 02/01/2026	387,000	398,744
Railroads–0.25%
Autoridad del Canal de Panama (Panama), 4.95%, 07/29/2035(b)	300,000	346,783
Kansas City Southern, 2.88%, 11/15/2029	7,764,000	7,810,309
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	202,000	197,539
Union Pacific Corp., 3.95%, 08/15/2059	2,196,000	2,311,682
		10,666,313
Regional Banks–0.38%
Banco Internacional del Peru SAA Interbank (Peru), 3.38%, 01/18/2023	150,000	151,937
CIT Group, Inc., 5.00%, 08/01/2023	536,000	578,204
	Principal Amount	Value
Regional Banks–(continued)
Synovus Financial Corp., 3.13%, 11/01/2022	$5,096,000	$5,155,496
Zions Bancorp. N.A., 3.25%, 10/29/2029	10,650,000	10,544,919
		16,430,556
Reinsurance–0.01%
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	310,000	336,982
Research & Consulting Services–0.00%
IHS Markit Ltd., 5.00%, 11/01/2022(b)	174,000	185,569
Residential REITs–0.40%
Spirit Realty L.P.,
4.00%, 07/15/2029	4,490,000	4,751,421
3.40%, 01/15/2030	12,425,000	12,480,950
		17,232,371
Restaurants–0.13%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(b)	4,864,000	5,056,274
Aramark Services, Inc., 5.00%, 04/01/2025(b)	117,000	122,410
IRB Holding Corp., 6.75%, 02/15/2026(b)	290,000	303,513
		5,482,197
Retail REITs–0.12%
Regency Centers, L.P., 4.13%, 03/15/2028	4,719,000	5,131,700
Security & Alarm Services–0.02%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	240,000	247,158
Prime Security Services Borrower, LLC/Prime Finance, Inc.,
9.25%, 05/15/2023(b)	257,000	270,653
5.75%, 04/15/2026(b)	287,000	300,315
		818,126
Semiconductor Equipment–0.19%
Lam Research Corp.,
3.75%, 03/15/2026	120,000	128,814
4.00%, 03/15/2029	3,890,000	4,296,240
4.88%, 03/15/2049	3,005,000	3,742,071
		8,167,125
Semiconductors–1.40%
Analog Devices, Inc., 3.13%, 12/05/2023	4,238,000	4,365,829
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.00%, 01/15/2022	9,827,000	9,939,798
3.50%, 01/15/2028	290,000	287,592
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Semiconductors–(continued)
Micron Technology, Inc.,
4.98%, 02/06/2026	$5,430,000	$5,970,088
4.19%, 02/15/2027	15,800,000	16,632,363
5.33%, 02/06/2029	3,165,000	3,547,463
NXP B.V./NXP Funding LLC (Netherlands),
3.88%, 09/01/2022(b)	13,736,000	14,219,961
4.63%, 06/01/2023(b)	5,202,000	5,548,857
		60,511,951
Sovereign Debt–0.88%
Abu Dhabi Government Bond (United Arab Emirates), 2.13%, 09/30/2024(b)	8,820,000	8,788,865
Abu Dhabi Government International Bond (United Arab Emirates), 4.13%, 10/11/2047	200,000	232,827
Argentine Republic Government International Bond (Argentina), 6.88%, 04/22/2021	345,000	155,909
Bahamas Government International Bond (Bahamas), 6.00%, 11/21/2028(b)	427,000	467,180
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	200,000	212,400
Bermuda Government International Bond (Bermuda), 3.72%, 01/25/2027(b)	200,000	209,071
Brazilian Government International Bond (Brazil),
4.50%, 05/30/2029	200,000	210,000
4.75%, 01/14/2050	200,000	193,458
Chile Government International Bond (Chile), 3.50%, 01/25/2050	235,000	247,575
Colombia Government International Bond (Colombia), 3.88%, 04/25/2027	300,000	315,854
Dominican Republic International Bond (Dominican Republic), 6.40%, 06/05/2049(b)	250,000	262,421
Egypt Government International Bond (Egypt),
6.20%, 03/01/2024(b)	200,000	213,206
7.05%, 01/15/2032(b)	6,770,000	6,881,705
8.15%, 11/20/2059(b)	4,110,000	4,207,099
El Salvador Government International Bond (El Salvador), 7.12%, 01/20/2050(b)	415,000	422,319
Guatemala Government Bond (Guatemala),
4.90%, 06/01/2030(b)	200,000	210,569
6.13%, 06/01/2050(b)	400,000	461,374
Principal Amount		Value
Sovereign Debt–(continued)
Hong Kong Government International Bond (Hong Kong), 2.50%, 05/28/2024(b)	$200,000	$204,295
Indonesia Government International Bond (Indonesia),
4.75%, 02/11/2029	200,000	227,777
5.25%, 01/08/2047(b)	200,000	245,404
5.35%, 02/11/2049	206,000	265,462
Jamaica Government International Bond (Jamaica),
8.00%, 03/15/2039	200,000	264,687
7.88%, 07/28/2045	200,000	262,107
Kenya Government International Bond (Kenya), 8.00%, 05/22/2032(b)	200,000	211,296
KSA Sukuk Ltd. (Saudi Arabia), 3.63%, 04/20/2027(b)	200,000	211,290
Mexico Government International Bond (Mexico), 4.50%, 04/22/2029	200,000	219,500
Morocco Government International Bond (Morocco), 1.50%, 11/27/2031(b)	200,000	219,170
Oman Government International Bond (Oman),
4.13%, 01/17/2023(b)	7,578,000	7,663,654
6.00%, 08/01/2029(b)	200,000	201,542
Panama Government International Bond (Panama), 3.16%, 01/23/2030	200,000	206,800
Paraguay Government International Bond (Paraguay), 5.40%, 03/30/2050(b)	200,000	224,487
Peruvian Government International Bond (Peru), 2.84%, 06/20/2030	85,000	87,580
Philippine Government International Bond (Philippines), 3.95%, 01/20/2040	200,000	230,045
Qatar Government International Bond (Qatar),
4.50%, 04/23/2028(b)	200,000	229,261
4.00%, 03/14/2029(b)	329,000	367,098
5.10%, 04/23/2048(b)	230,000	294,919
4.82%, 03/14/2049(b)	329,000	407,402
Republic of Poland Government International Bond (Poland), 4.00%, 01/22/2024	150,000	161,827
Republic of South Africa Government International Bond (South Africa),
4.85%, 09/30/2029	300,000	296,971
5.75%, 09/30/2049	200,000	191,467
Russian Foreign Bond (Russia), 5.25%, 06/23/2047(b)	200,000	245,878
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Saudi Government International Bond (Saudi Arabia),
2.88%, 03/04/2023(b)	$280,000	$285,474
4.38%, 04/16/2029(b)	415,000	464,478
Serbia International Bond (Serbia), 1.50%, 06/26/2029	105,000	117,673
Slovenia Government International Bond (Slovenia), 5.25%, 02/18/2024	300,000	339,532
Trinidad & Tobago Government International Bond (Trinidad), 4.50%, 08/04/2026(b)	200,000	209,571
		38,248,479
Specialized Consumer Services–0.01%
ServiceMaster Co., LLC (The),
5.13%, 11/15/2024(b)	259,000	269,033
7.45%, 08/15/2027	205,000	231,824
		500,857
Specialized Finance–0.07%
Park Aerospace Holdings Ltd. (Ireland), 5.25%, 08/15/2022(b)	2,937,000	3,127,647
Specialized REITs–0.43%
Crown Castle International Corp., 3.80%, 02/15/2028	205,000	218,870
Equinix, Inc.,
5.88%, 01/15/2026	981,000	1,042,138
3.20%, 11/18/2029	10,553,000	10,604,921
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	168,000	185,515
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(b)	561,000	585,037
Iron Mountain, Inc.,
6.00%, 08/15/2023	142,000	146,014
5.25%, 03/15/2028(b)	412,000	430,467
4.88%, 09/15/2029(b)	4,189,000	4,251,091
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	450,000	316,312
SBA Communications Corp., 4.88%, 09/01/2024	783,000	814,066
		18,594,431
Specialty Chemicals–0.30%
Ashland LLC, 4.75%, 08/15/2022	180,000	189,000
Braskem Idesa SAPI (Mexico), 7.45%, 11/15/2029(b)	11,345,000	11,563,391
Element Solutions, Inc., 5.88%, 12/01/2025(b)	277,000	288,770
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	418,000	431,730
PolyOne Corp., 5.25%, 03/15/2023	183,000	197,181
	Principal Amount	Value
Specialty Chemicals–(continued)
PQ Corp., 6.75%, 11/15/2022(b)	$93,000	$96,370
		12,766,442
Specialty Stores–0.01%
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	319,000	307,045
Steel–0.07%
POSCO (South Korea), 4.00%, 08/01/2023(b)	228,000	238,817
Steel Dynamics, Inc., 5.13%, 10/01/2021	2,592,000	2,605,608
Usiminas International S.a.r.l. (Brazil), 5.88%, 07/18/2026(b)	200,000	203,250
		3,047,675
Systems Software–0.17%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	128,000	130,665
Microsoft Corp., 4.25%, 02/06/2047	245,000	304,003
VMware, Inc.,
2.30%, 08/21/2020	6,811,000	6,820,031
2.95%, 08/21/2022	280,000	284,954
		7,539,653
Technology Distributors–0.02%
Avnet, Inc., 4.63%, 04/15/2026	465,000	497,382
CDW LLC/CDW Finance Corp., 5.00%, 09/01/2025	163,000	170,333
		667,715
Technology Hardware, Storage & Peripherals–0.96%
Apple, Inc.,
2.05%, 09/11/2026	9,065,000	8,969,602
4.25%, 02/09/2047	255,000	304,469
Dell International LLC/EMC Corp.,
4.42%, 06/15/2021(b)	7,273,000	7,489,624
7.13%, 06/15/2024(b)	850,000	899,937
6.02%, 06/15/2026(b)	5,674,000	6,488,694
4.90%, 10/01/2026(b)	4,895,000	5,327,010
8.35%, 07/15/2046(b)	9,074,000	12,185,698
		41,665,034
Textiles–0.01%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	501,000	402,260
Thrifts & Mortgage Finance–0.01%
Nationwide Building Society (United Kingdom), 4.13%, 10/18/2032(b)	335,000	344,796
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Thrifts & Mortgage Finance–(continued)
ZAR Sovereign Capital Fund Pty. Ltd. (South Africa), 3.90%, 06/24/2020	$200,000	$201,319
		546,115
Tobacco–0.11%
Altria Group, Inc.,
4.40%, 02/14/2026	3,927,000	4,240,871
6.20%, 02/14/2059	460,000	551,678
		4,792,549
Trading Companies & Distributors–0.74%
AerCap Global Aviation Trust (Ireland), 6.50% (3 mo. USD LIBOR + 4.30%), 06/15/2045(b)(c)	17,106,000	18,818,311
Air Lease Corp., 3.63%, 12/01/2027	340,000	352,266
Aircastle Ltd.,
7.63%, 04/15/2020	55,000	56,080
5.00%, 04/01/2023	327,000	350,810
BMC East, LLC, 5.50%, 10/01/2024(b)	481,000	501,041
BOC Aviation Ltd. (Singapore), 3.24% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(c)	7,204,000	7,253,275
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	2,425,000	2,543,279
United Rentals North America, Inc.,
5.50%, 07/15/2025	140,000	146,124
5.88%, 09/15/2026	366,000	392,544
6.50%, 12/15/2026	354,000	387,250
5.50%, 05/15/2027	776,000	830,340
5.25%, 01/15/2030	409,000	435,595
		32,066,915
Trucking–0.74%
Aviation Capital Group LLC,
2.61%, (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(c)	4,679,000	4,671,142
4.13%, 08/01/2025(b)	5,549,000	5,770,034
3.50%, 11/01/2027(b)	9,841,000	9,830,433
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 03/15/2025(b)	327,000	336,537
Avolon Holdings Funding Ltd. (Ireland), 4.38%, 05/01/2026(b)	3,310,000	3,495,856
DAE Funding LLC (United Arab Emirates), 4.00%, 08/01/2020(b)	6,449,000	6,507,928
Penske Truck Leasing Co., L.P./PTL Finance Corp., 3.90%, 02/01/2024(b)	500,000	526,507
Ryder System, Inc., 2.90%, 12/01/2026	808,000	813,181
		31,951,618
	Principal Amount	Value
Wireless Telecommunication Services–2.49%
Axiata SPV2 Bhd. (Malaysia), 4.36%, 03/24/2026(b)	$200,000	$214,701
Bharti Airtel Ltd. (India), 4.38%, 06/10/2025(b)	200,000	201,530
Digicel Group One Ltd. (Jamaica), 8.25%, 12/30/2022(b)	130,000	72,191
Digicel Group Two Ltd. (Jamaica), 8.25%, 09/30/2022(b)	124,000	30,881
Empresa Nacional de Telecomunicaciones S.A. (Chile), 4.88%, 10/30/2024(b)	700,000	725,889
Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023	896,000	714,291
8.50%, 10/15/2024(b)	317,000	261,525
Oztel Holdings SPC Ltd. (Oman), 5.63%, 10/24/2023(b)	6,393,000	6,752,606
Rogers Communications, Inc. (Canada), 4.35%, 05/01/2049	2,289,000	2,618,076
SixSigma Networks Mexico, S.A. de C.V. (Mexico), 7.50%, 05/02/2025(b)	325,000	326,490
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Class A-1, 3.36%, 09/20/2021(b)	13,544,000	13,679,440
4.74%, 03/20/2025(b)	29,781,000	31,654,672
5.15%, 03/20/2028(b)	30,339,000	33,080,053
VEON Holdings B.V. (Netherlands), 4.00%, 04/09/2025(b)	16,850,000	17,395,940
		107,728,285
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,021,012,165)		2,105,281,882

Asset-Backed Securities–26.84%
Adjustable Rate Mortgage Trust,
Series 2004-2, Class 6A1, 4.23%, 02/25/2035(g)	1,188,657	1,213,839
Series 2005-1, Class 4A1, 4.31%, 05/25/2035(g)	976,681	998,162
ALM VII Ltd., Series 2012-7A, Class A1A2, 3.17% (3 mo. USD LIBOR + 1.17%), 07/15/2029(b)(c)	5,638,500	5,635,494
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1, 3.65%, 09/25/2048(b)(g)	7,838,715	7,959,810
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(g)	20,164,732	20,430,275
Angel Oak Mortgage Trust, LLC,
Series 2017-3, Class A1, 2.71%, 11/25/2047(b)(g)	2,013,890	2,017,495
Series 2018-1, Class A1, 3.26%, 04/27/2048(b)(g)	8,008,614	8,054,335
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Apex Credit CLO Ltd., Series 2017-1A, Class AF, 3.60%, 04/24/2029(b)	$8,567,700	$8,574,710
Avery Point VI CLO Ltd., Series 2015-6A, Class AR, 2.94% (3 mo. USD LIBOR + 1.05%), 08/05/2027(b)(c)	23,491,000	23,479,818
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(g)	4,394,000	4,711,321
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 4.46%, 08/25/2033(g)	128,093	130,309
Series 2004-10, Class 21A1, 4.17%, 01/25/2035(g)	521,129	536,635
Series 2006-1, Class A1, 3.84% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(c)	448,518	461,942
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, 4.05%, 11/25/2034(g)	1,698,860	1,697,237
Benchmark Mortgage Trust,
Series 2019-B11, Class D, 3.00%, 05/15/2052(b)	5,242,000	4,751,911
Series 2019-B14, Class A5, 3.05%, 12/15/2061	16,455,000	17,145,131
Series 2019-B14, Class C, 3.78%, 12/15/2061	14,875,350	15,149,901
Series 2019-B15, Class B, 3.56%, 12/15/2072	12,220,000	12,657,703
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.97%, 04/15/2039(b)	11,136,053	11,330,404
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, 5.93%, 12/15/2047(b)(g)	5,000,000	5,235,007
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, 2.56% (1 mo. USD LIBOR + 0.79%), 07/15/2032(b)(c)	11,493,289	11,496,124
Series 2017-BIOC, Class B, 2.74% (1 mo. USD LIBOR + 0.97%), 07/15/2032(b)(c)	3,882,559	3,882,290
Series 2017-BIOC, Class C, 2.82% (1 mo. USD LIBOR + 1.05%), 07/15/2032(b)(c)	15,643,517	15,637,792
Series 2017-BIOC, Class D, 3.37% (1 mo. USD LIBOR + 1.60%), 07/15/2032(b)(c)	4,543,051	4,550,230
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.37%, 03/13/2035(b)	1,647,256	1,712,518
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(g)	27,185,946	27,635,140
Principal Amount		Value

Chase Mortgage Finance Corp.,
Series 2016-1, Class M3, 3.75%, 04/25/2045(b)(g)	$2,407,392	$2,461,212
Series 2016-2, Class M2, 3.75%, 12/25/2045(b)(g)	9,446,940	9,853,570
Chase Mortgage Trust, Series 2016-2, Class M3, 3.75%, 12/25/2045(b)(g)	4,203,729	4,305,350
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class B, 4.29%, 09/10/2045(b)	1,300,000	1,350,720
Series 2013-GC11, Class D, 4.57%, 04/10/2023(b)(g)	752,554	780,458
Series 2015-GC27, Class A5, 3.14%, 02/10/2048	1,233,335	1,283,605
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(g)	13,707,771	13,770,317
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, 4.21%, 08/25/2034(g)	306,126	298,194
COLT Mortgage Loan Trust, Series 2018-1, Class A1, 2.93%, 02/25/2048(b)(g)	2,464,181	2,472,655
Commercial Mortgage Trust,
Series 2013-SFS, Class A1, 1.87%, 04/12/2035(b)	319,868	318,837
Series 2015-CR25, Class B, 4.69%, 08/10/2048(g)	5,267,000	5,667,648
Series 2016-GCT, Class B, 3.09%, 08/10/2029(b)	4,595,000	4,627,864
Series 2016-GCT, Class C, 3.58%, 08/10/2029(b)(g)	2,115,000	2,136,208
Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-13, Class A10, 6.00%, 08/25/2037	295,715	236,008
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 3A1, 4.40%, 06/25/2034(g)	1,371,966	1,414,667
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 08/15/2048	1,125,283	1,199,400
CSWF, Series 2018-TOP, Class B, 3.07% (1 mo. USD LIBOR + 1.30%), 08/15/2035(b)(c)	12,819,000	12,835,844
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	10,158,950	10,735,389
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	10,731,075	11,084,215
DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.89%, 11/10/2046(b)(g)	638,333	653,507
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Deephaven Residential Mortgage Trust,
Series 2017-2A, Class A2, 2.61%, 06/25/2047(b)(g)	$532,824	$533,958
Series 2017-2A, Class A3, 2.71%, 06/25/2047(b)(g)	576,166	577,549
Series 2017-3A, Class A1, 2.58%, 10/25/2047(b)(g)	4,542,364	4,547,286
Series 2017-3A, Class A2, 2.71%, 10/25/2047(b)(g)	1,261,918	1,263,441
Series 2018-1A, Class A1, 2.98%, 12/25/2057(b)(g)	6,829,668	6,847,093
Deephaven Residential Mortgage Trust , Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(g)	9,507,610	9,547,586
Deutsche Mortgage Securities Inc Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, 3.81%, 06/27/2037(b)(g)	6,348,014	6,553,385
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	19,362,000	19,396,054
DT Auto Owner Trust,
Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	7,360,000	7,409,581
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	10,579,000	10,617,694
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(g)	13,650,000	13,658,795
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 2A1, 5.00%, 11/25/2020	51,086	51,308
Galton Funding Mortgage Trust,
Series 2018-1, Class A43, 3.50%, 11/25/2057(b)(g)	4,036,309	4,090,149
Series 2019-H1, Class A1, 2.66%, 10/25/2059(b)(g)	12,850,000	12,864,433
GCAT Trust,
Series 2019-NM2, Class A1, 2.86%, 09/25/2059(b)(h)	14,872,278	14,953,138
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(g)	7,970,000	7,967,526
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 4.16%, 04/19/2036(g)	664,912	625,883
Golub Capital Partners CLO 35(B), Ltd., Class 2017-35A, Class AR, 3.16% (3 mo. USD LIBOR + 1.19%), 07/20/2029(b)(c)	20,000,000	19,964,406
Golub Capital Partners CLO 41 B Ltd, Series 2019-41A, Class A, 3.34% (3 mo. USD LIBOR + 1.37%), 04/20/2029(b)(c)	30,760,000	30,770,257
GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.71%, 12/10/2027(b)	1,309,879	1,309,172
Principal Amount		Value

GS Mortgage Securities Trust, Series 2013-G1, Class A1, 2.06%, 04/10/2031(b)	$568,486	$567,208
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 4.49%, 09/25/2035(g)	210,241	212,559
Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1C, 2.17% (1 mo. USD LIBOR + 0.45%), 06/20/2035(c)	22,742	23,098
Hertz Vehicle Financing II L.P.,
Series 2015-1A, Class A, 2.73%, 03/25/2021(b)	13,789,000	13,810,260
Series 2018-1A, Class A, 3.29%, 02/25/2024(b)	8,320,000	8,549,497
Series 2018-1A, Class C, 4.39%, 02/25/2024(b)	3,217,000	3,321,350
Series 2019-1A, Class A, 3.71%, 03/25/2023(b)	13,100,000	13,500,009
Series 2019-1A, Class B, 4.10%, 03/25/2023(b)	12,500,000	12,869,928
Series 2019-1A, Class C, 4.99%, 03/25/2023(b)	4,000,000	4,155,066
Series 2019-2A, Class A, 3.42%, 05/25/2025(b)	15,500,000	16,059,423
Series 2019-2A, Class B, 3.67%, 05/25/2025(b)	10,333,000	10,631,057
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/2031(b)	9,500,000	9,641,034
Home Partners of America Trust,
Series 2018-1, Class A, 2.66% (1 mo. USD LIBOR + 0.90%), 07/17/2037(b)(c)	6,972,725	6,979,247
Series 2018-1, Class B, 2.86% (1 mo. USD LIBOR + 1.10%), 07/17/2037(b)(c)	7,990,000	7,960,436
Series 2018-1, Class C, 3.01% (1 mo. USD LIBOR + 1.25%), 07/17/2037(b)(c)	3,610,000	3,595,543
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1, 3.45%, 01/25/2059(b)(g)	15,260,111	15,456,048
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.43%, 11/15/2039(b)	13,600,000	13,627,880
ICG US CLO Ltd., Series 2016-1A, Class A1R, 3.07% (3 mo. USD LIBOR + 1.14%), 07/29/2028(b)(c)	11,399,000	11,390,335
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A, 2.47% (1 mo. USD LIBOR + 0.70%), 01/15/2033(b)(c)	15,995,000	15,974,835
Series 2018-STAY, Class B, 2.82% (1 mo. USD LIBOR + 1.05%), 01/15/2033(b)(c)	8,640,000	8,625,097
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Invitation Homes Trust,
Series 2017-SFR2, Class A, 2.61% (1 mo. USD LIBOR + 0.85%), 12/17/2036(b)(c)	$5,764,988	$5,764,525
Series 2017-SFR2, Class B, 2.91% (1 mo. USD LIBOR + 1.15%), 12/17/2036(b)(c)	3,221,000	3,220,708
Series 2017-SFR2, Class C, 3.21% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(c)	6,188,000	6,202,777
Series 2017-SFR2, Class D, 3.56% (1 mo. USD LIBOR + 1.80%), 12/17/2036(b)(c)	4,706,000	4,717,108
Series 2018-SFR1, Class A, 2.46% (1 mo. USD LIBOR + 0.70%), 03/17/2037(b)(c)	29,784,406	29,557,929
Jimmy Johns Funding LLC,
Series 2017-1A, Class A2I, 3.61%, 07/30/2047(b)	16,744,179	16,819,958
Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	9,090,750	9,476,960
JOL Air Ltd., Series 2019-1, Class A, 3.97%, 04/15/2044(b)	15,776,681	15,996,655
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class B, 3.81%, 12/15/2047(b)(g)	5,000,000	5,170,093
JP Morgan Mortgage Trust,
Series 2005-A3, Class 1A1, 4.04%, 06/25/2035(g)	439,787	448,445
Series 2005-A3, Class 6A5, 4.51%, 06/25/2035(g)	686,290	702,304
Series 2005-A5, Class 1A2, 4.11%, 08/25/2035(g)	530,953	542,744
Series 2007-A4, Class 3A1, 3.97%, 06/25/2037(g)	801,694	787,445
Series 20153, Class B2, 3.67%, 05/25/2045(b)(g)	8,992,959	9,247,677
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class C, 5.05%, 01/15/2047(g)	12,750,000	13,676,989
Series 2015-C31, Class A3, 3.80%, 08/15/2048	1,064,445	1,144,855
Series 2016-C1, Class B, 4.90%, 03/15/2049(g)	5,083,000	5,557,780
Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.50%, 02/25/2036	224,935	218,435
MACH 1 Cayman Ltd., Series 2019-1, Class B, 4.34%, 10/15/2039(b)	11,674,096	11,585,009
MAD Mortgage Trust, Series 2017-330M, Class A, 3.29%, 08/15/2034(b)(g)	11,633,000	11,954,839
Principal Amount		Value

Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 4.01% (1 mo. USD LIBOR + 0.25%), 11/25/2035(c)	$883,412	$912,203
Series 2005-A5, Class A9, 4.33%, 06/25/2035(g)	1,028,928	1,044,279
Morgan Stanley Capital I Trust,
Series 2014-150E, Class C, 4.44%, 09/09/2032(b)(g)	3,350,000	3,566,496
Series 2017-CLS, Class A, 2.47% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(c)	18,372,000	18,378,030
Series 2017-CLS, Class B, 2.62% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(c)	9,024,000	9,032,540
Series 2017-CLS, Class C, 2.77% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(c)	6,124,000	6,129,768
Series 2019-L2, Class A4, 4.07%, 03/15/2052	17,430,000	19,515,376
Morgan Stanley Capital I Trust , Series 2019-L3, Class AS, 3.49%, 11/15/2029	10,950,000	11,452,040
MVW Owner Trust,
Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	10,842,201	11,021,485
Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	12,668,920	12,635,102
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class E, 3.92%, 11/15/2032(b)(g)	6,250,000	6,327,663
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(g)	10,651,594	10,662,187
OCP CLO Ltd., Series 2014-7A, Class A1RR, 3.09% (3 mo. USD LIBOR + 1.12%), 07/20/2029(b)(c)	17,619,000	17,575,041
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	21,801,000	21,675,764
Onslow Bay Financial LLC Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(g)	7,226,081	7,361,651
PPM CLO 3 Ltd. (Cayman Islands),
Series 2019-3A, Class A, 3.40% (3 mo. USD LIBOR + 1.40%), 07/17/2030(b)(c)	9,626,000	9,584,091
Series 2019-3A, Class B, 3.95% (3 mo. USD LIBOR + 1.95%), 07/17/2030(b)(c)	6,789,000	6,779,137
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 2.25% (1 mo. USD LIBOR + 0.54%), 08/25/2031(c)	151,628	134,099
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Principal Amount		Value

Residential Funding Mortgage Sec I Trust, Series 2005-S9, Class A10, 6.25%, 12/25/2035	$867,075	$903,415
Residential Mortgage Loan Trust, Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(g)	6,142,884	6,144,966
Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(g)	1,374,432	1,334,388
Series 2013-4, Class A3, 1.55%, 04/25/2043(g)	1,064,099	1,029,328
Series 2013-7, Class A2, 3.00%, 06/25/2043(g)	1,162,833	1,172,224
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(g)	1,898,289	1,912,745
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2, 2.25% (1 mo. USD LIBOR + 0.54%), 05/25/2035(c)	41,645	40,424
Starwood Waypoint Homes Trust, Series 2017-1, Class D, 3.72% (1 mo. USD LIBOR + 1.95%), 01/17/2035(b)(c)	16,580,000	16,611,766
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A2, 4.21%, 09/25/2034(g)	706,204	723,765
Series 2004-8, Class 3A, 4.37%, 07/25/2034(g)	1,246,711	1,263,179
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	213,982	215,961
Thornburg Mortgage Securities Trust,
Series 2003-6, Class A2, 2.82% (1 mo. USD LIBOR + 0.50%), 12/25/2033(c)	485,350	460,446
Series 2005-1, Class A3, 4.57%, 04/25/2045(g)	1,032,885	1,040,504
Thunderbolt II Aircraft Lease Ltd., Series 2018-A, Class B, 5.07%, 09/15/2038(b)(h)	7,992,417	8,171,976
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(g)	4,212,173	4,251,735
Triton Container Finance VI LLC, Series 2018-2A, Class A, 4.19%, 06/22/2043(b)	9,410,767	9,501,722
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	16,770,000	18,162,842
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A4, 3.09%, 08/10/2049	264,769	270,333
Series 2012-C4, Class A5, 2.85%, 12/10/2045	532,433	541,776
	Principal Amount	Value

UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class C, 6.25%, 01/10/2045(b)(g)	$4,500,000	$4,766,817
Verus Securitization Trust,
Series 2017-SG1A, Class A1, 2.69%, 11/25/2047(b)(g)	6,109,694	6,106,503
Series 2018-1, Class A1, 2.93%, 02/25/2048(b)(g)	8,162,655	8,188,726
Series 2018-3, Class A1, 4.11%, 10/25/2058(b)(g)	4,944,095	5,013,096
Series 2019-1, Class A1, 3.84%, 02/25/2059(b)(g)	16,014,976	16,212,473
Series 2019-2, Class A1, 3.21%, 05/25/2059(b)(g)	6,055,458	6,106,980
Series 2019-INV1, Class A1, 3.40%, 12/25/2059(b)(g)	19,892,541	20,137,578
WaMu Mortgage Pass Through Trust, Series 2007-HY2, Class 2A2, 4.06%, 11/25/2036(g)	546,328	516,320
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 4.85%, 08/25/2035(g)	307,752	308,536
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	11,053,125	11,373,555
Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	5,486,250	5,697,964
WFRBS Commercial Mortgage Trust,
Series 2011-C5, Class B, 5.85%, 11/15/2044(b)(g)	5,000,000	5,258,073
Series 2012-C6, Class B, 4.70%, 04/15/2045	5,739,000	6,004,146
Series 2012-C9, Class D, 4.97%, 10/15/2022(b)(g)	568,832	577,076
Series 2013-C14, Class A5, 3.34%, 06/15/2046	1,485,143	1,538,651
Series 2013-C15, Class B, 4.64%, 08/15/2046(g)	3,800,000	4,035,801
Series 2013-C16, Class B, 5.19%, 09/15/2046(g)	3,127,000	3,384,770
Total Asset-Backed Securities (Cost $1,149,805,545)		1,160,630,552
U.S. Government Sponsored Agency Mortgage-Backed Securities–13.75%
Collateralized Mortgage Obligations–4.54%
Connecticut Avenue Securities Trust
Series 2019-R03, Class 1M2, 3.86% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(c)	9,668,000	9,735,606
Series 2019-R06, Class 2M2, 3.81% (1 mo. USD LIBOR + 2.10%), 09/25/2039(b)(c)	9,662,000	9,718,042
Fannie Mae REMICs
IO 7.00%, 05/25/2033	7,219	1,296
6.00%, 07/25/2033	6,048	1,262
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass Through Ctfs.
Series K038, Class X1, IO, 1.29%, 03/25/2024(g)	$23,885,980	$976,241
Series K730, Class AM, IO, 3.59%, 01/25/2025(g)	7,859,000	8,445,835
Series K731, Class A2, 3.60%, 02/25/2025(g)	18,951,000	20,223,924
Series K734, Class A2, 3.21%, 02/25/2026	37,873,000	40,039,320
Series K062, Class A1, 3.03%, 09/25/2026	9,114,674	9,510,686
Series K071, Class A2, 3.29%, 11/25/2027	11,136,000	11,971,781
Series K083, Class AM, 4.03%, 10/25/2028(g)	4,736,000	5,350,636
Series K085, Class AM, 4.06%, 10/25/2028(g)	4,736,000	5,372,380
Series K089, Class AM, 3.63%, 01/25/2029(g)	8,018,000	8,846,139
Series K088, Class AM, 3.76%, 01/25/2029(g)	18,944,000	21,067,145
Series K090, Class A2, 3.42%, 02/25/2029	37,800,000	41,393,744
Freddie Mac Whole Loan Securities Trust, Series 2017-SC02, Class 2A1, 3.50%, 05/25/2047	3,462,927	3,501,750
		196,155,787
Federal Home Loan Mortgage Corp. (FHLMC)–0.85%
7.00%, 07/01/2022 to 10/01/2034	768,083	861,955
3.50%, 08/01/2026	508,092	527,002
6.00%, 03/01/2029 to 02/01/2034	278,634	309,119
7.50%, 05/01/2030 to 05/01/2035	566,393	636,658
8.50%, 08/01/2031	34,841	41,764
3.00%, 02/01/2032	2,198,832	2,271,551
6.50%, 07/01/2032 to 09/01/2036	287,942	323,181
8.00%, 08/01/2032	29,444	34,816
5.50%, 01/01/2034 to 07/01/2040	1,676,724	1,852,072
5.00%, 07/01/2034 to 06/01/2040	2,342,577	2,590,503
4.50%, 02/01/2040 to 10/01/2046	25,199,124	27,326,644
ARM,
5.00%, (1 yr. USD LIBOR + 2.00%), 12/01/2036(c)	73,125	77,553
5.21%, (1 yr. USD LIBOR + 2.07%), 02/01/2037(c)	14,636	15,536
4.75%, (1 yr. USD LIBOR + 1.88%), 05/01/2037(c)	109,075	115,622
		36,983,976
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–6.74%
5.50%, 03/01/2021 to 06/01/2040	$1,452,856	$1,632,666
7.50%, 03/01/2021 to 08/01/2037	623,859	721,938
6.00%, 03/01/2022 to 10/01/2039	18,910	20,848
6.50%, 07/01/2028 to 01/01/2037	101,068	113,356
7.00%, 07/01/2029 to 02/01/2034	452,201	509,246
9.50%, 04/01/2030	6,602	7,412
3.50%, 12/01/2030 to 05/01/2047	73,206,351	76,606,686
8.50%, 10/01/2032	55,964	68,173
8.00%, 04/01/2033	55,163	66,096
5.00%, 12/01/2039	593,548	655,860
3.00%, 08/01/2043	3,559,661	3,663,530
4.50%, 10/01/2048 to 12/01/2048	55,891,923	58,959,225
4.00%, 12/01/2048	62,839,136	66,625,123
TBA,
2.50%, 12/01/2034(i)	44,820,000	45,206,608
3.00%, 12/01/2034(i)	35,300,000	36,128,723
ARM,
4.52%, (1 yr. U.S. Treasury Yield Curve Rate + 2.21%), 05/01/2035(c)	150,244	158,552
4.71%, (1 yr. USD LIBOR + 1.67%), 01/01/2037(c)	63,317	66,813
4.56%, (1 yr. USD LIBOR + 1.72%), 03/01/2038(c)	41,363	43,545
		291,254,400
Government National Mortgage Association (GNMA)–1.62%
7.50%, 06/15/2023 to 05/15/2032	9,727	9,996
9.00%, 09/15/2024 to 10/15/2024	6,507	6,529
8.50%, 02/15/2025	4,319	4,334
8.00%, 08/15/2025 to 09/15/2026	21,002	21,671
6.56%, 01/15/2027	108,070	119,564
7.00%, 10/15/2028 to 09/15/2032	198,848	219,727
6.00%, 11/15/2028 to 02/15/2033	56,409	63,207
6.50%, 01/15/2029 to 09/15/2034	82,258	91,170
5.50%, 06/15/2035	54,370	61,089
5.00%, 07/15/2035 to 08/15/2035	53,518	57,396
4.00%, 03/20/2048	8,375,096	8,779,010
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount	Value
Government National Mortgage Association (GNMA)– (continued)
ARM,
4.00%, (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 01/20/2025(c)	$20,525	$21,052
3.88%, (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 05/20/2025 to 06/20/2025(c)	11,953	12,197
TBA, 3.00%, 12/01/2049(i)	59,000,000	60,645,547
		70,112,489
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $581,778,315)		594,506,652
U.S. Treasury Securities–5.49%
U.S. Treasury Bills–0.27%
1.86% - 2.36%, 12/19/2019(j)(k)	10,982,000	10,971,412
1.58%, 02/20/2020(k)	200,000	199,308
1.54%, 04/09/2020(j)(k)	690,000	686,171
		11,856,891
U.S. Treasury Bonds–2.29%
2.25%, 08/15/2049	97,912,100	98,799,429
U.S. Treasury Notes–2.93%
1.63%, 11/15/2022	26,559,300	26,569,675
1.50%, 10/31/2024	69,785,500	69,330,258
1.63%, 10/31/2026	11,389,200	11,311,122
1.75%, 11/15/2029	19,387,800	19,340,466
		126,551,521
Total U.S. Treasury Securities (Cost $232,970,119)		237,207,841
	Shares
Preferred Stocks–1.14%
Diversified Banks–0.96%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	1,100	1,628,000
Wells Fargo & Co., 7.50%, Series L, Conv. Pfd.	27,407	40,014,220
		41,642,220
Investment Banking & Brokerage–0.17%
Morgan Stanley, 6.88%, Series F, Pfd.	249,737	7,167,452
Regional Banks–0.01%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.	24,592	663,000
Total Preferred Stocks (Cost $44,018,461)		49,472,672
	Principal Amount		Value
Agency Credit Risk Transfer Notes–1.09%
Fannie Mae Connecticut Avenue Securities
Series 2016-C07, Class 2M2, 6.06%, (1 mo. USD LIBOR + 4.35%) 05/25/2029(c)		$4,211,197	$4,428,898
4.56%, (1 mo. USD LIBOR + 2.85%) 11/25/2029(c)		11,000,000	11,402,187
Series 2018-C05, Class 1M2, 4.06%, (1 mo. USD LIBOR + 2.35%) 01/25/2031(c)		4,837,000	4,881,109
Freddie Mac
Series 2016-DNA4, Class M3, STACR®, 5.51%, (1 mo. USD LIBOR + 3.80%) 03/25/2029(c)		3,000,000	3,204,512
Series 2016-HQA4, Class M3, STACR®, 5.61%, (1 mo. USD LIBOR + 3.90%) 04/25/2029(c)		5,924,000	6,298,017
Series 2017-HQA2, Class M2, STACR®, 4.36%, (1 mo. USD LIBOR + 2.65%) 12/25/2029(c)		9,000,000	9,234,416
Series 2019-HQA2, Class M1, STACR®, 2.41%, (1 mo. USD LIBOR + 0.70%) 04/25/2049(b)(c)		7,725,810	7,727,650
Total Agency Credit Risk Transfer Notes (Cost $46,872,137)			47,176,789
Non-U.S. Dollar Denominated Bonds & Notes–0.73%(l)
Brewers–0.03%
Molson Coors International L.P.Series MPLE, 3.44%, 07/15/2026	CAD	2,000,000	1,518,392
Diversified Banks–0.08%
Erste Group Bank AG (Austria), 6.50%(e)	EUR	200,000	254,569
HSBC Holdings PLC (United Kingdom), 3.20%, 12/05/2023	CAD	4,000,000	3,082,677
			3,337,246
Electric Utilities–0.24%
PT Perusahaan Listrik Negara (Indonesia), 1.88%, 11/05/2031(b)	EUR	9,315,000	10,209,382
Food Retail–0.00%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(b)	GBP	100,000	110,448
Integrated Telecommunication Services–0.10%
AT&T, Inc.Series MPLE, 5.10%, 11/25/2048	CAD	5,000,000	4,212,264
Movies & Entertainment–0.18%
Netflix, Inc. 3.88%, 11/15/2029(b)	EUR	6,750,000	7,792,569
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

	Principal Amount		Value
Sovereign Debt–0.03%
Chile Government International Bond (Chile), 0.83%, 07/02/2031	EUR	105,000	$116,335
Indonesia Treasury Bond (Indonesia), Series FR78, 8.25%, 05/15/2029	IDR	2,243,000,000	172,243
Latvia Government International Bond (Latvia), 1.88%, 02/19/2049(b)	EUR	100,000	136,396
Mexico Government International Bond (Mexico), 2.88%, 04/08/2039	EUR	100,000	124,314
Saudi Government International Bond (Saudi Arabia), 0.75%, 07/09/2027(b)	EUR	100,000	113,289
Saudi Government International Bond (Saudi Arabia), 2.00%, 07/09/2039(b)	EUR	100,000	116,378
Serbia International Bond (Serbia), 1.50%, 06/26/2029(b)	EUR	285,000	319,398
Ukraine Government International Bond (Ukraine), 6.75%, 06/20/2026(b)	EUR	185,000	221,657
			1,320,010
Steel–0.00%
Vale S.A. (Brazil), 3.75%, 01/10/2023	EUR	150,000	179,670
Technology Hardware, Storage & Peripherals–0.07%
Apple, Inc.Series MPLE, 2.51%, 08/19/2024	CAD	4,000,000	3,060,423
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $30,781,542)			31,740,404
Variable Rate Senior Loan Interests–0.58%
Diversified REITs–0.58%
Asteric, Inc. (Canada), Term Loan, 3.90%, 03/31/2023 (Cost $24,970,666)(m)(n)		$33,388,277	25,136,097
	Principal Amount	Value

Municipal Obligations–0.02%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $545,000)	$545,000	$770,472
	Shares
Common Stocks & Other Equity Interests–0.00%
Auto Parts & Equipment–0.00%
Exide Technologies(o)	14,555	728
Paper Packaging–0.00%
Westrock Co.	65	2,621
Specialty Chemicals–0.00%
Ingevity Corp.(o)	10	903
Total Common Stocks & Other Equity Interests (Cost $15,547)		4,252

Money Market Funds–4.75%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(p)	72,513,927	72,513,927
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(p)	49,729,055	49,748,946
Invesco Treasury Portfolio, Institutional Class, 1.52%(p)	82,873,059	82,873,059
Total Money Market Funds (Cost $205,130,044)		205,135,932
Options Purchased–0.10%
(Cost $3,713,701)(q)		4,128,000
TOTAL INVESTMENTS IN SECURITIES–103.18% (Cost $4,341,613,242)		4,461,191,545
OTHER ASSETS LESS LIABILITIES—(3.18)%		(137,579,776)
NET ASSETS–100.00%		$4,323,611,769
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CAD	– Canadian Dollar
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $1,944,906,902, which represented 44.98% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(d)	Zero coupon bond issued at a discount.
(e)	Perpetual bond with no specified maturity date.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2019.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(o)	Non-income producing security.
(p)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(q)	The table below details options purchased.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value
Equity Risk
AbbVie, Inc.	Call	01/15/2021	60	$85.00		$510,000	$57,450
Amazon.com, Inc.	Call	01/15/2021	4	1,850.00		740,000	80,770
Apple, Inc.	Call	01/15/2021	30	280.00		840,000	73,425
Booking Holdings, Inc.	Call	01/15/2021	6	2,100.00		1,260,000	83,850
Chevron Corp.	Call	01/15/2021	38	130.00		494,000	16,055
Cisco Systems, Inc.	Call	01/15/2021	110	60.00		660,000	7,205
Consumer Discretionary Select Sector SPDR Fund	Call	01/15/2021	60	126.00		756,000	43,800
Health Care Select Sector SPDR Fund	Call	01/15/2021	90	102.00		918,000	54,900
Industrial Select Sector SPDR Fund	Call	01/15/2021	120	85.00		1,020,000	59,700
Intel Corp.	Call	01/15/2021	105	57.50		603,750	70,350
JPMorgan Chase & Co.	Call	01/15/2021	45	135.00		607,500	48,150
Micron Technology, Inc.	Call	01/15/2021	10	55.00		55,000	5,950
Microsoft Corp.	Call	01/15/2021	40	155.00		620,000	54,300
Oracle Corp.	Call	01/15/2021	80	62.50		500,000	25,000
QUALCOMM, Inc.	Call	01/15/2021	12	97.50		117,000	6,810
UnitedHealth Group, Inc.	Call	01/15/2021	24	290.00		696,000	67,560
Verizon Communications, Inc.	Call	01/15/2021	90	60.00		540,000	35,550
Total Open Exchange-Traded Equity Options Purchased			924				$790,825

Abbreviations:
SPDR	–Standard & Poor’s Depositary Receipt

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	12/18/2020	145	$3,100.00		$44,950,000	$3,337,175

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Premiums Received	Notional Value(a)		Value	Unrealized Appreciation (Depreciation)
Equity Risk
AbbVie, Inc.	Call	01/15/2021	20	$ 105.00	$(7,179)		$210,000	(5,690)	1,489
Amazon.com, Inc.	Call	01/15/2021	2	2,200.00	(16,593)		440,000	(15,900)	694
Booking Holdings, Inc.	Call	01/15/2021	6	2,400.00	(45,581)		1,440,000	(33,120)	12,461
Micron Technology, Inc.	Call	01/15/2021	5	70.00	(1,460)		35,000	(1,240)	220
Oracle Corp.	Call	01/15/2021	30	70.00	(4,109)		210,000	(3,675)	434
QUALCOMM, Inc.	Call	01/15/2021	3	110.00	(801)		33,000	(905)	(104)
UnitedHealth Group, Inc.	Call	01/15/2021	7	300.00	(7,014)		210,000	(16,362)	(9,349)
Total Exchange-Traded Equity Options Written						$(82,737)			$(76,892)	$ 5,845

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	2,813	March-2020	$334,659,094	$(159,520)	$(159,520)
U.S. Treasury 10 Year Notes	1,496	March-2020	193,521,625	(307,046)	(307,046)
U.S. Treasury Long Bonds	500	March-2020	79,484,375	(106,310)	(106,310)
U.S. Treasury Ultra Bonds	589	March-2020	110,566,344	109,100	109,100
Subtotal—Long Futures Contracts				(463,776)	(463,776)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	10	March-2020	(2,155,860)	(567)	(567)
U.S. Treasury 10 Year Ultra Bonds	2,055	March-2020	(292,259,531)	554,499	554,499
Subtotal—Short Futures Contracts				553,932	553,932
Total Futures Contracts				$90,156	$90,156

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/28/2020	Citibank, N.A.	EUR	12,071,665	USD	13,398,812	$18,055
12/09/2019	Morgan Stanley	EUR	8,255,000	USD	9,227,860	129,249
Subtotal—Appreciation						147,304
Currency Risk
02/28/2020	Barclays Bank PLC	GBP	128,226	USD	165,085	(1,248)
02/28/2020	Canadian Imperial Bank of Commerce	CAD	53,013,591	USD	39,898,841	(32,135)
Subtotal—Depreciation						(33,383)
Total Forward Foreign Currency Contracts						$113,921

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,105,281,882	$—	$2,105,281,882
Asset-Backed Securities	—	1,160,630,552	—	1,160,630,552
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	594,506,652	—	594,506,652
U.S. Treasury Securities	—	237,207,841	—	237,207,841
Preferred Stocks	49,472,672	—	—	49,472,672
Agency Credit Risk Transfer Notes	—	47,176,789	—	47,176,789
Non-U.S. Dollar Denominated Bonds & Notes	—	31,740,404	—	31,740,404
Variable Rate Senior Loan Interests	—	—	25,136,097	25,136,097
Municipal Obligations	—	770,472	—	770,472
Common Stocks & Other Equity Interests	3,524	728	—	4,252
Money Market Funds	205,135,932	—	—	205,135,932
Options Purchased	4,128,000	—	—	4,128,000
Investments Matured	—	53,926	—	53,926
Total Investments in Securities	258,740,128	4,177,369,246	25,136,097	4,461,245,471
Other Investments - Assets*
Futures Contracts	663,599	—	—	663,599
Forward Foreign Currency Contracts	—	147,304	—	147,304
	663,599	147,304	—	810,903
Other Investments - Liabilities*
Futures Contracts	(573,443)	—	—	(573,443)
Forward Foreign Currency Contracts	—	(33,383)	—	(33,383)
Options Written	(76,892)	—	—	(76,892)
	(650,335)	(33,383)	—	(683,718)
Total Other Investments	13,264	113,921	—	127,185
Total Investments	$258,753,392	$4,177,483,167	$25,136,097	$4,461,372,656

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Core Plus Bond Fund